General	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General	General
The Company
AerCap Holdings N.V., together with its subsidiaries (“AerCap,” “we,” “us” or the “Company”), is the global leader in aviation leasing with 2,078 aircraft owned, managed or on order, approximately 1,000 engines (including engines owned and managed by SES), over 300 owned helicopters, and total assets of $71 billion as of December 31, 2023. Our ordinary shares are listed on the New York Stock Exchange under the ticker symbol AER. Our headquarters is located in Dublin, and we have offices in Shannon, Miami, Singapore, Memphis, Amsterdam, Shanghai, Dubai and other locations. We also have representative offices at the world’s largest aircraft manufacturers, The Boeing Company (“Boeing”) in Seattle and Airbus S.A.S (“Airbus”) in Toulouse.
The Consolidated Financial Statements presented herein include the accounts of AerCap Holdings N.V. and its subsidiaries. AerCap Holdings N.V. was incorporated in the Netherlands as a public limited liability company (“naamloze vennootschap” or “N.V.”) on July 10, 2006.
GECAS Transaction
AerCap completed the acquisition of GE Capital Aviation Services (“GECAS”) from General Electric (“GE”) (the “GECAS Transaction”) on November 1, 2021 (the “Closing Date”). Immediately following the completion of the GECAS Transaction, GE held approximately 46% of AerCap’s issued and outstanding ordinary shares. During the year ended December 31, 2023, GE sold all 111,500,000 of its AerCap ordinary shares. As of November 16, 2023, GE no longer beneficially owned any of our outstanding ordinary shares.